Quarterly Report
August 31, 2023
MFS®  International Growth Fund
FGF-Q1

Portfolio of Investments
8/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.8%
Aerospace & Defense – 1.9%
Rolls-Royce Holdings PLC (a)	86,360,396	$243,199,074
Singapore Technologies Engineering Ltd.	16,920,100	47,701,048
		$290,900,122
Alcoholic Beverages – 5.6%
Diageo PLC	6,912,964	$284,044,266
Heineken N.V.	2,980,640	290,303,504
Pernod Ricard S.A.	1,405,179	276,095,639
		$850,443,409
Apparel Manufacturers – 5.2%
Burberry Group PLC	3,795,884	$105,020,334
Kering S.A.	277,511	148,714,271
LVMH Moet Hennessy Louis Vuitton SE	637,312	540,554,652
		$794,289,257
Automotive – 0.4%
Koito Manufacturing Co. Ltd.	3,560,200	$60,574,419
Brokerage & Asset Managers – 1.8%
Deutsche Boerse AG	956,428	$169,929,363
London Stock Exchange Group PLC	983,961	101,937,228
		$271,866,591
Business Services – 1.9%
Experian PLC	5,109,035	$178,760,015
Nomura Research Institute Ltd.	3,881,900	111,658,486
		$290,418,501
Chemicals – 0.6%
UPL Ltd.	12,639,110	$90,251,822
Computer Software – 6.5%
Dassault Systemes SE	2,303,637	$91,449,951
Kingsoft Corp.	13,038,600	52,039,017
NICE Systems Ltd., ADR (a)	337,825	65,808,310
Oracle Corp. Japan	1,236,200	86,409,526
SAP SE	4,686,082	654,580,224
Wisetech Global Ltd.	906,482	40,821,172
		$991,108,200
Computer Software - Systems – 7.2%
Amadeus IT Group S.A.	4,812,204	$330,306,744
Cap Gemini S.A.	1,064,272	198,899,470
Hitachi Ltd.	8,600,000	572,998,385
		$1,102,204,599
Construction – 0.4%
Kingspan Group PLC	736,516	$62,357,930
Consumer Products – 3.5%
AmorePacific Corp.	1,232,828	$124,891,749
Haleon PLC	18,387,171	75,119,461
KOSE Corp.	309,600	25,726,410

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – continued
Reckitt Benckiser Group PLC	4,266,821	$308,204,848
		$533,942,468
Electrical Equipment – 3.8%
Mitsubishi Heavy Industries Ltd.	1,055,600	$60,000,770
Schneider Electric SE	2,987,682	513,750,770
		$573,751,540
Electronics – 4.8%
ASML Holding N.V.	231,006	$152,273,772
SK Hynix, Inc.	1,097,629	101,147,125
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5,071,927	474,580,209
		$728,001,106
Energy - Independent – 0.9%
Reliance Industries Ltd.	4,532,324	$131,776,761
Entertainment – 0.2%
Lottery Corp. Ltd.	9,466,449	$30,914,279
Food & Beverages – 4.2%
Nestle S.A.	5,286,824	$636,800,898
Food & Drug Stores – 0.5%
Ocado Group PLC (a)	1,950,732	$21,538,857
Sugi Holdings Co. Ltd.	1,323,900	59,500,204
		$81,039,061
Gaming & Lodging – 2.1%
Aristocrat Leisure Ltd.	3,715,813	$98,473,334
Flutter Entertainment PLC (a)	971,764	177,391,423
Sands China Ltd. (a)	13,367,600	45,255,539
		$321,120,296
Insurance – 2.9%
AIA Group Ltd.	38,949,200	$353,616,332
Ping An Insurance Co. of China Ltd., “H”	14,644,000	87,669,614
		$441,285,946
Internet – 2.3%
NAVER Corp.	597,694	$96,996,681
Tencent Holdings Ltd.	3,824,300	158,485,339
Z Holdings Corp.	30,188,100	90,837,144
		$346,319,164
Leisure & Toys – 0.5%
Prosus N.V.	1,014,088	$70,134,202
Machinery & Tools – 5.2%
Assa Abloy AB	10,614,968	$239,378,508
Delta Electronics, Inc.	16,591,000	180,254,848
GEA Group AG	3,744,434	147,794,157
RB Global, Inc.	3,638,787	225,027,414
		$792,454,927
Major Banks – 1.2%
DBS Group Holdings Ltd.	7,715,000	$190,099,153

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 0.3%
Alcon, Inc.	620,960	$51,962,827
Medical Equipment – 4.6%
EssilorLuxottica	1,635,914	$308,481,947
QIAGEN N.V. (a)	3,482,587	159,324,000
Sonova Holding AG	434,399	114,925,054
Terumo Corp.	4,018,900	121,897,011
		$704,628,012
Natural Gas - Distribution – 0.3%
China Resources Gas Group Ltd.	17,167,400	$48,268,844
Oil Services – 0.3%
Tenaris S.A.	2,926,781	$46,843,171
Other Banks & Diversified Financials – 4.7%
Credicorp Ltd.	931,651	$131,763,401
Element Fleet Management Corp.	8,684,692	133,496,931
Grupo Financiero Banorte S.A. de C.V.	16,934,172	143,434,686
HDFC Bank Ltd.	9,891,382	187,758,381
Kasikornbank Co. Ltd.	14,080,800	52,676,085
Kotak Mahindra Bank Ltd.	3,397,326	72,174,390
		$721,303,874
Pharmaceuticals – 9.0%
Bayer AG	3,458,384	$189,530,083
Chugai Pharmaceutical Co. Ltd.	2,980,100	91,290,462
Hypera S.A.	6,924,575	54,520,689
Merck KGaA	856,858	154,236,317
Novartis AG	2,594,526	262,316,315
Roche Holding AG	2,101,143	619,151,551
		$1,371,045,417
Precious Metals & Minerals – 2.5%
Agnico Eagle Mines Ltd.	3,652,823	$177,369,536
Franco-Nevada Corp.	1,389,633	200,196,832
		$377,566,368
Railroad & Shipping – 1.0%
Canadian Pacific Kansas City Ltd.	1,927,140	$152,978,861
Restaurants – 1.2%
Sodexo	584,703	$62,780,959
Yum China Holdings, Inc.	1,560,295	83,772,239
Yum China Holdings, Inc.	665,950	35,495,368
		$182,048,566
Specialty Chemicals – 9.1%
Akzo Nobel N.V.	1,488,838	$121,146,249
L'Air Liquide S.A.	1,737,748	314,418,968
Linde PLC	1,212,330	469,220,203
Nitto Denko Corp.	2,054,400	140,480,605
Resonac Holdings Corp.	4,452,400	72,556,723
Sika AG	478,655	135,682,586
Symrise AG	1,272,526	132,687,747
		$1,386,193,081

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 0.6%
Alibaba Group Holding Ltd. (a)	8,717,400	$100,264,523
Telecommunications - Wireless – 0.2%
Advanced Info Service Public Co. Ltd.	6,183,400	$38,141,341
Tobacco – 0.4%
ITC Ltd.	10,394,568	$55,208,341
Total Common Stocks		$14,918,507,877
Investment Companies (h) – 1.8%
Money Market Funds – 1.8%
MFS Institutional Money Market Portfolio, 5.3% (v)	271,066,185	$271,093,292

Other Assets, Less Liabilities – 0.4%		64,129,317
Net Assets – 100.0%		$15,253,730,486
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $271,093,292 and $14,918,507,877, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$2,455,146,627	$—	$—	$2,455,146,627
Switzerland	1,820,839,231	—	—	1,820,839,231
Germany	1,608,081,891	—	—	1,608,081,891
Japan	1,493,930,145	—	—	1,493,930,145
United Kingdom	1,317,824,083	—	—	1,317,824,083
Canada	889,069,574	—	—	889,069,574
Taiwan	654,835,057	—	—	654,835,057
Netherlands	633,857,727	—	—	633,857,727
China	565,994,944	—	—	565,994,944
Other Countries	3,440,787,257	38,141,341	—	3,478,928,598
Mutual Funds	271,093,292	—	—	271,093,292
Total	$15,151,459,828	$38,141,341	$—	$15,189,601,169
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$219,808,998	$644,653,910	$593,467,418	$52,539	$45,263	$271,093,292
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,281,475	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2023, are as follows:
France	16.1%
Switzerland	11.9%
Germany	10.5%
Japan	9.8%
United Kingdom	8.6%
Canada	5.8%
United States	5.3%
Taiwan	4.3%
Netherlands	4.2%
Other Countries	23.5%